Main consolidated entities - Additional information (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2015	Dec. 31, 2010	Dec. 31, 2020
Orange MEA [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)			100.00%
Sonatel [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)			42.33%
Sonatel [member] | Orange MEA [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)			42.33%
Medi Telecom [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		40.00%	49.00%
Ownership percentage, additional interests acquired (as a percent)	9.00%
Usufruct acquired, percentage (as a percent)	1.10%
Medi Telecom [member] | Orange MEA [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)			49.00%